16. Amount Due to an Affiliate (Tables)	12 Months Ended
Dec. 31, 2020
Increase Decrease In Third Party Net
Amount Due to an Affiliate
	December 31,	December 31,
	2020	2019
Amount due to an affiliate, current	$9,756	$9,128
Amount due to an affiliate, noncurrent	832	1,728
Total amount due to an affiliate	$10,588	$10,856